Borrowings - Schedule of Maturities of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,299,068	$ 1,068,584	$ 960,159
Borrowings, principal amount	1,384,105
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	36,921
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings	120,840
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings	21,016
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,051,257
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 154,071